[LOGO]

[THE HARTFORD]

November 21, 2011

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-8629

Attention: Division of Investment Management

Re:	Union Security Insurance Company Variable Account D
	File No. 333-79701	Income Preferred
	File No. 333-43799	Empower
	File No. 033-37577	Masters
Masters+
	File No. 033-19421	Opportunity
Opportunity+
	File No. 333-65233	Triple Crown
	File No. 033-63935	TD Waterhouse
	File No. 333-43886	Union Security
	File No. 033-73986	Wells Fargo Passage

Union Security Life Insurance Company of New York Separate Account A
	File No. 033-71686	Masters
	File No. 033-71688	Opportunity
	File No. 333-20343	TD Waterhouse

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

1.                                                  The Supplements that would have been filed, on behalf of the Registrant, under paragraph (c) under this section did not differ from that contained in the Registrant’s most recent post-effective amendments; and

2.                                                  The text of the Registrant’s most recent post-effective amendments have been filed electronically with the Securities and Exchange Commission on November 14, 2012.

If you have any questions concerning this filing, please do not hesitate to contact me at (860) 843-5910.

Very truly yours,

/s/ Sharon Tomko

Sharon Tomko
PM, Registered Product Services